Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Intangible Assets, Net (Details) [Line Items]
Acquisition of guoyu	¥ 8,955,000	$ 1,404,552
Acquire capital stock percentage	100.00%	100.00%
Impairment loss	¥ 0		¥ 3,991,570	¥ 0
Impairment amount	13,425,491		0	0
Asset impairment charges (in Dollars) | $		$ 1,996,029
Amortization expense	¥ 8,820,352	$ 1,266,455	¥ 17,400,708	¥ 14,067,634
VIYI [Member]
Intangible Assets, Net (Details) [Line Items]
Equity interests	45.00%	45.00%		100.00%